Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Other Information Related to Operating Leases	All leases include a clause to enable upward revision of the rental charge on an annual basis or on renewal according to prevailing market conditions or pre-established rents. There are no restrictions placed upon Hydro One by entering into these leases. Renewal options are included in the lease term when their exercise is reasonably certain. Other information related to the Company's operating leases was as follows:

Year ended December 31 (millions of dollars)	2021	2020
Lease expense	13	12
Lease payments made	13	11

As at December 31	2021	2020
Weighted-average remaining lease term[1] (years)	6	7
Weighted-average discount rate	2.3%	2.6%
1 Includes renewal options that are reasonably certain to be exercised.
Schedule of Future Minimum Operating Lease Payments After Adoption
At December 31, 2021, future minimum operating lease payments were as follows:

(millions of dollars)
2022	14
2023	10
2024	9
2025	7
2026	7
Thereafter	13
Total undiscounted minimum lease payments	60
Less: discounting minimum lease payments to present value	(4)
Total discounted minimum lease payments	56
At December 31, 2020, future minimum operating lease payments were as follows:

(millions of dollars)
2021	14
2022	12
2023	11
2024	11
2025	10
Thereafter	27
Total undiscounted minimum lease payments	85
Less: discounting minimum lease payments to present value	(8)
Total discounted minimum lease payments	77

Schedule of Supplementary Balance Sheet Information
Hydro One presents its ROU assets and lease obligations on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2021	2020
Other long-term assets (Note 14)	53	71
Accounts payable and other current liabilities (Note 15)	12	11
Other long-term liabilities (Note 16)	44	65